Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 25,895	$ 28,207
Interest-bearing deposits in other financial institutions		494
Securities available for sale	9,368	10,445
Loans held for sale, at fair value	889	3,505
Loans, net of allowance of $6,620 and $6,316	297,064	257,085
FHLB stock	1,942	1,942
Foreclosed assets, net	1,636	1,636
Premises and equipment, net	3,609	3,775
Bank owned life insurance	4,797	4,665
Accrued interest receivable and other assets	6,093	3,834
Total assets	351,293	315,588
Deposits
Noninterest bearing	42,926	37,035
Interest bearing	247,541	221,280
Total deposits	290,467	258,315
FHLB advances	14,500	14,500
Advances by borrowers for taxes and insurance	656	401
Accrued interest payable and other liabilities	2,203	2,708
Subordinated debentures	5,155	5,155
Total liabilities	$ 312,981	$ 281,079
Commitments and Contingent Liabilities
Stockholders' equity
Common stock, $.01 par value; shares authorized: 50,000,000; shares issued: 16,135,917 in 2015 and 15,935,417 in 2014	$ 161	$ 159
Series B Preferred stock, $0.01 par value; 480,000 shares authorized; 480,000 issued at December 31, 2015 and December 31, 2014	5	5
Additional paid-in capital	59,937	59,696
Accumulated deficit	(18,537)	(22,157)
Accumulated other comprehensive income	(9)	51
Treasury stock, at cost; 111,707 shares of common stock	(3,245)	(3,245)
Total stockholders' equity	38,312	34,509
Total liabilities and stockholder's equity	$ 351,293	$ 315,588